Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Analysis Of Expected Recognition of CSM (Details) - Insurance contracts $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	$ (110,171,675)
1
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(10,874,301)
2
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(10,492,488)
3
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(9,250,154)
4
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(8,221,114)
5
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(7,354,457)
6 - 10
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	(26,694,956)
>10
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM for insurance contracts issued	$ (37,284,205)